Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Agreements

8. Agreements

Kansas Bioscience Authority (“KBA”) Programs

During the nine months ended September 30, 2013, the Company recognized income from a research and development grant from the Kansas Bioscience Authority of $455. No grant income was recognized during the respective periods during 2012.

Exclusive Option Programs

The Company’s business model is to identify innovative proprietary compounds from human biopharmaceutical companies and to develop these product candidates into regulatory-approved therapeutics specifically for use in pets. To this end, the Company has developed a process in which, in exchange for a fee, it enters into a time-limited option agreement (the “Exclusive Option Program”) with a biopharmaceutical company (the “Potential Licensor”). During the option period the Company obtains from the Potential Licensor the data and information necessary to perform studies to evaluate the compound. Once the Company has evaluated the compound, it can choose to either terminate the Exclusive Option Program with no further obligation, or exercise the option to enter into an exclusive, worldwide license agreement (the “License Agreement”) to develop and commercialize products for non-human animal health applications. The fee associated with the Exclusive Option Program is generally non-refundable and non-creditable.

The principal terms of the License Agreement, if entered into by the Company, will generally consist of an exclusive, world-wide license to all non-human animal health applications in exchange for an upfront license fee, milestone payments upon the achievement of certain regulatory milestones, as well as royalties on sales.

During the nine months ended September 30, 2013, the Company entered into three Exclusive Option Programs and recognized expenses of $850 with respect to these Exclusive Option Programs. The Exclusive Option Programs will expire in 2014, based upon the terms of the agreements.

No Exclusive Option Programs were entered into during the year ended December 31, 2012.

8. Agreements

RaQualia Pharma Inc. (“RaQualia”)

On December 27, 2010, the Company entered into two Exclusive License Agreements with RaQualia (the “RaQualia Agreements”), that granted the Company global rights, subject to certain exceptions for injectables in Japan, Korea, China and Taiwan for development and commercialization of licensed animal health products for compounds RQ-00000005 (AT-002) and RQ-00000007 (AT-001). The transaction was accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805, Business Combinations. The Company paid cash to RaQualia as consideration for the technology licenses for AT-001 and AT-002 in the amounts of $3,000 and $4,350, respectively. In connection with the RaQualia Agreements, the Company issued 2,750,000 shares of Series A-1 convertible preferred stock to RaQualia at an issuance price of $2.00 per share and received gross proceeds of $5,500. The fair value of these shares was $4,675, or $1.70 per share, on the date of the transaction (Note 9). At the date of acquisition, this technology had not reached technological feasibility and had no alternative future use. Accordingly, in-process research and development of $6,525, the $7,350 paid, offset by the $825 excess of the cash proceeds over the fair value of the shares, was expensed upon acquisition. The Company may also be required to pay RaQualia milestone payments associated with AT-001 and AT-002 of up to $10,000 and $8,500, respectively, upon the Company’s achievement of certain development and regulatory milestones, as well as mid-single digit royalties on the Company’s product sales, if any. As of December 31, 2012, the Company has not accrued or paid any milestone or royalty payments since execution of the RaQualia Agreements.

On July 12, 2012, the Company entered into an API Development Agreement with RaQualia (the “RaQualia API Agreement”) to develop the active pharmaceutical ingredient in relation to compound RQ-00000007 (AT-001). Under the terms of the RaQualia API Agreement, RaQualia was required to pay $800 to the Company upon execution of the agreement. The Company is also eligible to receive another $800 payment for the successful development and delivery of the API to RaQualia. The Company anticipates delivering the API to RaQualia during 2013. The Company has determined that its obligations under the RaQualia API Agreement to provide the API and a license to the API manufacturing process represent a single unit of account, as the manufacturing license has no value if the API cannot be produced to specification. The Company cannot reasonably estimate the effort or costs required related to its obligations under the agreement and the up-front payment may be refundable if the Company fails to perform under the contract. Accordingly, as of December 31, 2012, the Company has recorded the $800 payment received at execution as deferred income and will not recognize the amount until the Company completes the process of delivering the API to RaQualia.

Pacira Pharmaceuticals, Inc. (“Pacira”)

On December 5, 2012, the Company entered into an Exclusive License, Development, and Commercialization Agreement with Pacira (the “Pacira Agreement”) that granted the Company global rights for development and commercialization of licensed animal health products for a bupivacaine liposome injectable suspension for the treatment of post-operative pain. Under the terms of the Pacira Agreement, the Company paid an initial license fee of $1,000. On the date of acquisition, the licensed technology had not reached technological feasibility in animal health indications and had no alternative future use in the field of animal health. Accordingly, in-process research and development of $1,000 was expensed upon acquisition. The Company may also be required to pay Pacira milestone payments of up to $42,500 upon the Company’s achievement of certain regulatory and commercial milestones, as well as tiered royalties on the Company’s product sales, if any. As of December 31, 2012, the Company had accrued $500 of those potential future milestone payments. That amount is payable upon the earlier of the dosing of the first client-owned animal in a clinical field trial or December 31, 2013. As this milestone payment is due on December 31, 2013, even if a dosing has not then commenced, it is considered to be a time-based milestone payment. Accordingly, this milestone payment was considered to be a portion of the minimum consideration paid for the acquisition of the AT-003 license and, as such, was accrued upon the execution of the Pacira Agreement. The Company determined that the AT-003 technology had not yet reached technological feasibility and had no alternative future use. Accordingly, the accrued $500 milestone payment was expensed as in-process research and development expense during the year ended December 31, 2012. No royalty payments have been paid or accrued since execution of the Pacira Agreement.

The Company does not expect to achieve additional milestones related to the Pacira Agreement within the next twelve months.

Kansas Bioscience Authority (“KBA”) Programs

On March 6, 2012, the Company was awarded a research and development grant from KBA, a non-principal owner independent entity of the State of Kansas, which could provide up to $1,333 in research and development funding to the Company over a period of approximately two years. The grant will support pre-formulation, formulation, manufacture and pivotal studies of the Company’s first two companion animal development programs, AT-001 and AT-002. The grant has an initial term of approximately 24 months ending on March 31, 2014. The Company recognizes funding received under this grant in other income when payment is received from KBA. During the year ended December 31, 2012, income of $100 was recognized under this grant.

Further, in private offerings the Company conducted in December 2010, November 2011, February 2012 and January 2013, the Company issued to the KBA an aggregate of 500,000 shares of its Series A convertible preferred stock, 166,666 shares of its Series B convertible preferred stock and 81,037 shares of its Series C convertible preferred stock in exchange for aggregate proceeds of approximately $1,300.

Pursuant to Kansas law, the Company may be required to repay any financial assistance received from the KBA, which may include an obligation to repurchase the shares of its capital stock purchased by the KBA, subject to the discretion of the KBA, if the Company relocates the operations in which the KBA invested outside of the State of Kansas within ten years after receiving such financial assistance. Further, pursuant to the agreement accompanying the voucher award, the KBA may terminate the agreement and require the Company to repay the grant if it initiates procedures to dissolve and wind up or if it ceases operations within the State of Kansas within 10 years following the final grant payment. The Company has determined these contingencies to be within its control and will only account for the repayment of the equity and grant if it becomes probable that the Company is going to relocate the operations in which the KBA invested outside of the State of Kansas within the ten-year period or for the repayment of only the grant if it becomes probable that the Company is going to initiate procedures to dissolve and wind up or cease operations within the State of Kansas within the ten-year period.

Kansas Department of Commerce Program

In addition, 13 individual investors or permitted entity investors who purchased shares of its Series B convertible preferred stock and up to 18 individual investors or permitted entity investors who purchased shares of the Company’s Series C convertible preferred stock were allocated approximately $1,500, in the aggregate, in Kansas income tax credits from the Kansas Department of Commerce in connection with their purchase of such shares in private offerings.

Pursuant to Kansas law, if within ten years after the receipt of financial assistance from the Kansas Department of Commerce, the Company does not satisfy at least one of these criteria (a) being a corporation domiciled in Kansas, (b) doing more than 50% of its business in Kansas and (c) doing more than 80% of its production in Kansas, then the Company may be required to repay such tax credits in an amount determined by the Kansas Department of Commerce. The Company believes that Kansas authorities have not provided guidance as to how the 50% or 80% criterion would be measured. As long as the Company meets at least one of these criteria, it will continue to be a qualified Kansas business under applicable law; however, if the Company does not meet at least one of these criteria, it may be required to repay the tax credits received by its investors in an amount determined by the Kansas Department of Commerce. The Company determined that this is a contingency within its own control and, based on its intent to remain a qualified Kansas business, no amount has been accrued for this contingency. The Company will only account for this contingency if it becomes probable that the Company is not going to meet any of the above criteria within the ten-year period.